Note 11 - Business Segments and Significant Customers (Details) - Long-Lived Assets By Geographic Area (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 11 - Business Segments and Significant Customers (Details) - Long-Lived Assets By Geographic Area [Line Items]
Long-lived assets	$ 1,742,696	$ 996,659	$ 923,212
United States [Member]
Note 11 - Business Segments and Significant Customers (Details) - Long-Lived Assets By Geographic Area [Line Items]
Long-lived assets		996,405	923,040
Canada [Member]
Note 11 - Business Segments and Significant Customers (Details) - Long-Lived Assets By Geographic Area [Line Items]
Long-lived assets		198	99
Mexico [Member]
Note 11 - Business Segments and Significant Customers (Details) - Long-Lived Assets By Geographic Area [Line Items]
Long-lived assets		$ 56	$ 73